Document and Entity Information	12 Months Ended
Apr. 30, 2022 shares
Cover [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Apr. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	Starcore International Mines Ltd.
Entity Central Index Key	0001301713
Current Fiscal Year End Date	--04-30
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Security 12(g) Title	Common Shares Without Par Value
Entity Address Country	CA
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	49,646,851
Entity File Number	000-50922
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	Suite 750 – 580 Hornby Street
Entity Address, Address Line Two	Box 113
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 3B6
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Davidson & Company LLP
Auditor Location	Vancouver, BC, Canada
Auditor Firm ID	731